11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
December 21, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: Invesco Management Trust
CIK 0001605283
1933 Act Registration No. 333-195218
1940 Act Registration No. 811-22957
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, the undersigned certifies on behalf of Invesco Management Trust (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class Y, Class R6 and Institutional Class shares, as applicable, of:
Invesco Conservative Income Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 15, 2022.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (404) 439-4835 or Maxim.Vakhromov@invesco.com.
Very truly yours,
/s/ Maxim Vakhromov
Maxim Vakhromov Counsel